Basic and diluted net (loss) income per share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and diluted net income per share
Schedule of basic and diluted net income per share

(Amounts expressed in thousands of USD, except	Years ended December 31,
for number of shares and per share data)	2021	2022	2023
Numerator:
Net income	1,108	21,347	14,266
Less: Net (loss)/income attributable to the non-controlling interest	(83)	(116)	41
Net income attributable to Xunlei Limited’s common shareholders for basic/dilutive net income per share calculation	1,191	21,463	14,225
Denominator:
Weighted average number of common shares outstanding, basic	334,707,559	336,040,378	326,390,687
Dilutive effect of restricted share units	1,262,221	195,123	458,815
Weighted average number of common shares outstanding, diluted	335,969,780	336,235,501	326,849,502
Basic net income per share	0.0036	0.0639	0.0436
Diluted net income per share	0.0035	0.0638	0.0435